Divestitures (Tables)	12 Months Ended
Sep. 25, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of income statement information for discontinued operations and balance sheet information for pending divestitures
The components of (Loss) income from discontinued operations, net of income taxes are as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
Net revenue	$15	$403	$589
Pre-tax (loss) income from discontinued operations	$(13)	$56	$98
Pre-tax separation (charge) income included within discontinued operations (See Note 2)	—	(1)	8
Pre-tax (loss) gain on sale of discontinued operations	(27)	1,160	—
Income tax expense	(26)	(174)	(16)
(Loss) income from discontinued operations, net of income taxes	$(66)	$1,041	$90
Total assets and total liabilities held for sale as of September 25, 2015 and September 26, 2014 were as follows ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Accounts receivable, net	$1	$26
Inventories	—	7
Prepaid expenses and other current assets	1	107
Deferred income taxes	1	3
Property, plant and equipment, net	—	6
Goodwill	1	3
Intangible assets, net	8	25
Other assets	—	3
Total assets	$12	$180
Accounts payable	1	48
Accrued and other current liabilities	1	62
Deferred revenue	—	2
Other liabilities	3	6
Total liabilities	$5	$118